Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 359,248,741
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	114,424
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	386,667
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	80
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	0
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	37
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	359,635,408
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	114,541
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	359,635,408
Share Capital (expressed In Canadian $000's Except Per Share Amounts) Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	$ 114,541